Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total	$ 347,768,717	$ 371,385,036
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	77,282,817	83,004,482
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	50,391,224	52,205,901
Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	10,564,467	7,775,098
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	209,530,209	228,399,555
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	252,478,429	267,476,997
Pass [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	69,163,911	74,505,587
Pass [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	48,283,560	50,370,640
Pass [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	9,691,685	6,807,620
Pass [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	125,339,273	135,793,150
Caution [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	34,893,641	45,355,184
Caution [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	956,976	890,902
Caution [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	1,046,624	843,799
Caution [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	340,706	368,019
Caution [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	32,549,335	43,252,464
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	36,139,924	26,652,950
Special Mention [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	639,638	403,138
Special Mention [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	128,033	143,649
Special Mention [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	202,895	524,928
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	35,169,358	25,581,235
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	24,256,723	31,899,905
Substandard [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	6,522,292	7,204,855
Substandard [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	933,007	847,813
Substandard [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	329,181	74,531
Substandard [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	$ 16,472,243	$ 23,772,706